Annual Total Returns (Vanguard Short-Term Federal Fund - Investor Shares Participant) (Vanguard Short-Term Federal Fund, Vanguard Short-Term Federal Fund - Investor Shares)	12 Months Ended
Jan. 31, 2013
Vanguard Short-Term Federal Fund | Vanguard Short-Term Federal Fund - Investor Shares
Annual Total Return
2012	1.44%
2011	2.76%
2010	3.24%
2009	2.79%
2008	7.04%
2007	7.43%
2006	4.32%
2005	1.80%
2004	1.36%
2003	1.99%